Employee benefits expense - Summary of Employee Benefits Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Classes of employee benefits expense [abstract]
Salaries, wages and bonus	₨ 5,113	$ 54	₨ 3,041	₨ 2,570
Contribution to provident and other funds (refer Note 37)	319	3	150	126
Share based expenses (refer Note 39)	897	10	1,277	1,653
Gratuity expense (refer Note 37)	105	1	41	36
Staff welfare expenses	152	2	107	82
Total	₨ 6,586	$ 70	₨ 4,616	₨ 4,467